Document and Entity Information (USD $)	6 Months Ended
Nov. 30, 2012
Document and Entity Information:
Entity Registrant Name	Go Green Directories, Inc.
Document Type	10-Q
Document Period End Date	Nov 30, 2012
Amendment Flag	false
Entity Central Index Key	0001493563
Current Fiscal Year End Date	--05-31
Entity Common Stock, Shares Outstanding	15,100,000
Entity Public Float	$ 0
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2

Go Green Directories, Inc. - (A Development Stage Company) - Balance Sheets (USD $)	Nov. 30, 2012	May 31, 2012
Current Assets
Cash	$ 201	$ 8,299
Total Assets	201	8,299
Liabilities, Current
Accounts Payable	653	4,401
Shareholder loan	20,000	10,000
Total Liabilities	20,653	14,401
Stockholders' Equity (Deficit)
Preferred Stock	0	0
Common Stock	15,100	15,100
Additional Paid in Capital	45,900	45,900
Accumulated deficit during the development stage	(81,452)	(67,102)
Total Stockholders' Equity (deficit)	(20,452)	(6,102)
Total Liabilities and Stockholders' Equity (Deficit)	$ 201	$ 8,299

Go Green Directories, Inc. - Statement of Financial Position - Parenthetical (USD $)	Nov. 30, 2012	May 31, 2012
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	70,000,000	70,000,000
Common Stock, Shares Issued	15,100,000	15,100,000
Common Stock, Shares Outstanding	15,100,000	15,100,000

Go Green Directories, Inc. - (A Development Stage Company) - Statements of Operations (USD $)	3 Months Ended		40 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Revenues	$ 0	$ 0	$ 0
Operating Expenses
General and Administrative	11,704	1,010	81,452
Total Operating Expenses	11,704	1,010	81,452
Net Loss	$ (11,704)	$ (1,010)	$ (81,452)
Weighted Average Shares Common Stock Outstanding	15,100,000	15,100,000
Net Loss Per Share (Basic and Fully Dilutive)	$ 0	$ 0

Go Green Directories, Inc. - (A Development Stage Company) - Statements of Cash Flows (USD $)	3 Months Ended		40 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Cash Flows from Operating Activities
Net Loss	$ (11,704)	$ (1,010)	$ (81,452)
Adjustments to Reconcile Net Loss to Net Cash Used by Operating Activities
(decrease) increase in Accounts Payable	(2,087)	100	653
Issuance of stock for services rendered	0	0	10,000
Net Cash Used in Operating Activities	(13,791)	(858)	(70,799)
Financing Activities
Issuance of common stock for cash	0	0	47,000
Receipt of stock subscriptions receivables	0	0	4,000
Advances From Shareholders	10,000	0	10,000
Net Cash Provided by Financing Activities	10,000	0	71,000
Net Increase (Decrease) in Cash	3,791	858	201
Cash at Beginning of Period	3,992	10,058	0
Cash at End of Period	201	9,200	201
Non-Cash Investing and Financing Activities
Issuance of stock for management services rendered	0	0	10,000
Issuance of stock for subscriptions receivable	$ 0	$ 0	$ 4,000

Note 1 - Organization and Basis of Presentation	6 Months Ended
Nov. 30, 2012
Notes
Note 1 - Organization and Basis of Presentation

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

NATURE OF OPERATIONS

Go Green Directories, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on July 29, 2009.  The Company’s activities to date have been limited to organization and capital formation.  The Company is a “development stage company” and has acquired five different domain names with sites all linking with the main website, gogreendirectories.com  Go Green Directories, Inc. will act as a “green pages” listing service for those individuals and corporations offering or in search of, ecological ly friendly products and services.

BASIS OF PRESENTATION

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States.

NOTE 2 – NATURE OF SIGNIFICANT ACCOUNTING POLICIES

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid debt instruments purchased with maturity of three months or less to be cash equivalents.

REVENUE RECOGNITION

The Company recognizes revenue at the time services are performed.

USE OF ESTIMATES

The preparation of the Company’s financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from these estimates.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s short-term financial instruments consist of cash and cash equivalents and accounts payable.  The carrying amounts of these financial instruments approximate fair value because of their short-term maturities.  The Company does not hold or issue financial instruments for trading purposes nor does it hold or issue interest rate or leveraged derivative financial instruments.

EARNINGS PER SHARE

Basic Earnings per Share (“EPS”) is computed by dividing net income available to common stockholders by the weighted average number of common stock shares outstanding during the year.  Diluted EPS is computed by dividing net income available to common stockholders by the weighted-average number of common stock shares outstanding during the year plus potential dilutive instruments such as stock options and warrants.  Basic and diluted

EPS are the same for the Company, as of November 30, 2012, as the Company does not have any common share equivalents outstanding.

INCOME TAXES

The Company uses the asset and liability method of accounting for income taxes. This method requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of certain assets and liabilities.  Deferred income tax assets and liabilities are computed annually for the difference between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income.  Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.  Income tax expense is the tax payable or refundable for the period, plus or minus the change during the period in deferred tax assets and liabilities.

Deferred income taxes may arise from temporary differences resulting from income and expense items reported for financial accounting and tax purposes in different periods.  Deferred taxes are classified as current or non-current, depending on the classification of the assets and liabilities to which they relate.  Deferred taxes arising from temporary differences that are not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse.  As of November 30, 2012, the Company has recorded a valuation allowance to fully offset the deferred tax asset of approximately $26,700 related to its cumulative net operating losses of $ (81,452).

CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject the Company to a concentration of credit risk consist principally of cash.  During the year the Company did not maintain cash deposits at financial institution in excess of the $100,000 limit covered by the Federal Deposit Insurance Corporation.

RECENT ACCOUNTING PRONOUNCEMENTS

The Company does not expect that the adoption of recent accounting pronouncements will have a material impact on its financial statements.

Note 3 - Acquisition of Domain Names and Deposits	6 Months Ended
Nov. 30, 2012
Notes
Note 3 - Acquisition of Domain Names and Deposits

NOTE 3 – ACQUISITION OF DOMAIN NAMES AND DEPOSITS

Our web site, www.gogreendirectories.com is currently under construction. We have also purchased www.gogreendirectories.net, www.gogreendirectories.org, and www.gogreendirectories.info. These sites will be automatically linked to the main site. All of these domain names were purchased for an initial two year period for $161.

Note 4 - Common Stock	6 Months Ended
Nov. 30, 2012
Notes
Note 4 - Common Stock

NOTE 4 – COMMON STOCK

On July 31, 2009 the Company issued 5,000,000 shares of its common stock to its President and Chief Executive Officer, Lawson Kerster at a price of $0.001 per share or $5,000 in return for his time effort and expense of forming the company and keeping it in good standing.

On May 31, 2010 the Company issued 5,000,000 shares of our common stock to our Secretary/Treasurer and Chief Financial Officer, Rachael Hodyno at a price of $0.001 per share or $5,000 in return for her agreement to join our Board of Directors, become an officer of the registrant and her agreement to provide the computer and internet expertise in constructing our websites and providing the server for operation of the sites, at no charge.

On April 30, 2010 the Company issued 4,700,000 shares of our common stock to 43 US persons at a price of $0.01 per share.

On July 19, 2010 the Company issued 400,000 shares of our common stock to four US individuals (one representing a children’s Trust), at a price of $0.01 per share.

Note 5 - Going Concern	6 Months Ended
Nov. 30, 2012
Notes
Note 5 - Going Concern

NOTE 5 – GOING CONCERN

The accompanying financial statements have been prepared assuming the Company will continue as a going concern.  As shown in the accompanying financial statements, the Company has no sales and has incurred a net loss of $(81,452) since inception.  The future of the Company is dependent upon its ability to obtain financing and upon future profitable operations from the development of its mineral properties.  Management has plans to seek additional capital through a private placement and public offering of its common stock.  The financial statements do not include any adjustments relating to the recoverability and classifications of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.

Note 1 - Organization and Basis of Presentation: Nature of Operations (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Nature of Operations

NATURE OF OPERATIONS

Go Green Directories, Inc. (the “Company”) was incorporated under the laws of the State of Nevada on July 29, 2009.  The Company’s activities to date have been limited to organization and capital formation.  The Company is a “development stage company” and has acquired five different domain names with sites all linking with the main website, gogreendirectories.com  Go Green Directories, Inc. will act as a “green pages” listing service for those individuals and corporations offering or in search of, ecological ly friendly products and services.

Note 1 - Organization and Basis of Presentation: Basis of Presentation (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Basis of Presentation	BASIS OF PRESENTATION These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States.

Note 1 - Organization and Basis of Presentation: Cash and Cash Equivalents (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Cash and Cash Equivalents	CASH AND CASH EQUIVALENTS The Company considers all highly liquid debt instruments purchased with maturity of three months or less to be cash equivalents.

Note 1 - Organization and Basis of Presentation: Revenue Recognition (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Revenue Recognition	REVENUE RECOGNITION The Company recognizes revenue at the time services are performed.

Note 1 - Organization and Basis of Presentation: Use of Estimates (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Use of Estimates

USE OF ESTIMATES

The preparation of the Company’s financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from these estimates.

Note 1 - Organization and Basis of Presentation: Fair Value of Financial Instruments (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Fair Value of Financial Instruments

FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company’s short-term financial instruments consist of cash and cash equivalents and accounts payable.  The carrying amounts of these financial instruments approximate fair value because of their short-term maturities.  The Company does not hold or issue financial instruments for trading purposes nor does it hold or issue interest rate or leveraged derivative financial instruments.

Note 1 - Organization and Basis of Presentation: Earnings Per Share (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Earnings Per Share

EARNINGS PER SHARE

Basic Earnings per Share (“EPS”) is computed by dividing net income available to common stockholders by the weighted average number of common stock shares outstanding during the year.  Diluted EPS is computed by dividing net income available to common stockholders by the weighted-average number of common stock shares outstanding during the year plus potential dilutive instruments such as stock options and warrants.  Basic and diluted

EPS are the same for the Company, as of November 30, 2012, as the Company does not have any common share equivalents outstanding.

Note 1 - Organization and Basis of Presentation: Income Taxes (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Income Taxes

INCOME TAXES

The Company uses the asset and liability method of accounting for income taxes. This method requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of certain assets and liabilities.  Deferred income tax assets and liabilities are computed annually for the difference between the financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future, based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income.  Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.  Income tax expense is the tax payable or refundable for the period, plus or minus the change during the period in deferred tax assets and liabilities.

Deferred income taxes may arise from temporary differences resulting from income and expense items reported for financial accounting and tax purposes in different periods.  Deferred taxes are classified as current or non-current, depending on the classification of the assets and liabilities to which they relate.  Deferred taxes arising from temporary differences that are not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse.  As of November 30, 2012, the Company has recorded a valuation allowance to fully offset the deferred tax asset of approximately $26,700 related to its cumulative net operating losses of $ (81,452).

Note 1 - Organization and Basis of Presentation: Concentration of Credit Risk (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Concentration of Credit Risk

CONCENTRATION OF CREDIT RISK

Financial instruments that potentially subject the Company to a concentration of credit risk consist principally of cash.  During the year the Company did not maintain cash deposits at financial institution in excess of the $100,000 limit covered by the Federal Deposit Insurance Corporation.

Note 1 - Organization and Basis of Presentation: Recent Accounting Pronouncements (Policies)	6 Months Ended
Nov. 30, 2012
Policies
Recent Accounting Pronouncements	RECENT ACCOUNTING PRONOUNCEMENTS The Company does not expect that the adoption of recent accounting pronouncements will have a material impact on its financial statements.

Note 1 - Organization and Basis of Presentation: Income Taxes (Details) (USD $)	0 Months Ended	3 Months Ended		40 Months Ended
	Nov. 30, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Deferred Tax Assets, Valuation Allowance	$ 26,700	$ 26,700		$ 26,700
Net Loss	$ (81,452)	$ (11,704)	$ (1,010)	$ (81,452)

Note 3 - Acquisition of Domain Names and Deposits (Details) (USD $)	40 Months Ended
Nov. 30, 2012
Other Cost of Services	$ 161

Note 5 - Going Concern (Details) (USD $)	0 Months Ended	3 Months Ended		40 Months Ended
	Nov. 30, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012
Net Loss	$ (81,452)	$ (11,704)	$ (1,010)	$ (81,452)